Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

At December 31, 2012 the amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
December 31, 2012:
Government and corporate debentures :
Classified as short term	2,238	2,221		(17)
Classified as long term*	12,788	12,831	97	(54)

	15,026	15,052	97	(71)

*	Matured in less than 5 years.

Balance and Changes in Allowance
(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	4,330	7,545	9,195
Increase (decrease) during the year	1,849	(1,265)	(721)
Bad debt written off	(1,614)	(1,950)	(929)

Balance at end of year	4,565	4,330	7,545

Other Accounts Receivable

Year ended December 31
2012	2011
$ in thousands
(ii)	Other:

Employees	1,362	1,648
Prepaid expenses	12,878	10,822
Deposits in respect of rent and other	4,042	4,270
Israeli Government departments and agencies (mainly value added tax refundable)	1,741	3,893
Advance payments to suppliers	1,725	1,536
Derivative assets	2,338	26
Sundry	5,822	3,968

	29,908	26,163

Accounts Payable and Accruals Other
d.	Accounts payable and accruals—other

	December 31
	2012		2011
	$ in thousands
Employees and employee institutions	15,380		23,401
Government departments and agencies	7,238		8,865
Provision for restructuring	1,396
Derivative liabilities	573		890
Accrued expenses	22,524	*	21,901
Sundry	4,784		2,533

	51,895		57,590

*	Includes a provision of $3,273,000 for non-cancelable commitments included in the write-down of inventories of $14,255,000.

Schedule of Deferred Revenue
e.	Deferred income

	December 31
	2012	2011
	$ in thousands
Deferred revenue relating to warranty commitments(*)	15,588	24,110
Deferred revenue	1,800	1,800

	17,388	25,910

*	The changes in deferred revenues relating to warranty commitments:

Changes in Deferred Revenues

Changes in Deferred Revenues	Year ended December 31
	2012	2011
	$ in thousands
Balance at beginning of year	24,110	24,421
Revenue recognized during the year	(29,608)	(31,584)
Deferred revenue relating to new sales	21,086	31,273

Balance at end of year	15,588	24,110

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	December 31
	2012	2011	2010
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	628	(600)	581
Accumulated currency translation adjustment	—	(860)	873

	628	(1,460)	1,454